RESTRICTED CASH (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Restricted Cash [Abstract]
Credit obligations	$ 79	$ 51
Operations	35	29
Development projects	0	1
Total	114	81
Less: non-current	(66)	(60)
Current	$ 48	$ 21